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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:__________

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Charles E. Noell III
Address:  c/o JMI Management, Inc.
          100 International Drive
          Suite 19100
          Baltimore, Maryland 21202

Form 13F File Number: 28-15392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles E. Noell III
Title:  Co-Trustee
Phone:  410-951-0200

Signature, Place, and Date of Signing:

/s/ Charles E. Noell III  Baltimore, Maryland  April 29, 2013
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Report Type (Check only one.)

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[_]13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of other managers reporting for this manager:

Form 13F File Number  Name
28-15399              Paul V. Barber

28-15397              Harry S. Gruner